Share-Based Compensation (Details) - Schedule of summary of share options activities - Restricted Shares Issued to the Founding Shareholders of Shanghai Yimi [Member] - Domestic Plan [Member] - CNY (¥)
¥ / shares in Units, ¥ in Thousands
12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 30, 2018
Share-Based Compensation (Details) - Schedule of summary of share options activities [Line Items]
Number of share options outstanding at beginning of period (in Shares)	70,000		120,000
Weighted average purchase price outstanding at beginning of period	¥ 91.43		¥ 93.33
Weighted average grant date fair value outstanding at beginning of period	¥ 150.8		¥ 151.19
Aggregate intrinsic value outstanding at beginning of period (in Yuan Renminbi)	¥ 39,687		¥ 7,023
Number of share options granted (in Shares)		10,000
Weighted average purchase price granted		¥ 80
Weighted average grant date fair value granted		¥ 148.47
Number of share options forfeited (in Shares)		(60,000)
Weighted average purchase price forfeited		¥ 93.33
Weighted average grant date fair value forfeited		¥ 151.19
Number of share options exercised (in Shares)	(70,000)
Weighted average purchase price exercised	¥ 91.43
Weighted average grant date fair value exercised	¥ 150.8
Number of share options outstanding at end of period (in Shares)		70,000	120,000
Weighted average purchase price outstanding at end of period		¥ 91.43	¥ 93.33
Weighted average grant date fair value outstanding at end of period		¥ 150.8	¥ 151.19
Aggregate intrinsic value outstanding at end of period (in Yuan Renminbi)		¥ 39,687	¥ 79,990
Number of share options vested and expected to vest at the end of the period (in Shares)
Weighted average purchase price vested and expected to vest at the end of the period
Weighted average grant date fair value vested and expected to vest at the end of the period